RELATED PARTY TRANSACTIONS - Advances Due to Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2010
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Balance	$ 45,269
Interest accrued on advances due to affiliates	1,775
Other	83
Payments	(47,127)
Balance